Cover Page                                                                497(d)
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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED JANUARY 6, 2003 TO THE CURRENT PROSPECTUSES FOR THE:

o  EQUITABLE VARIABLE LIFE PROSPECTUSES AND
o  EQUITABLE VARIABLE ANNUITY PROSPECTUSES
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This Supplement updates the current prospectuses for certain variable annuity contracts and variable life insurance policies ("Product Prospectus") issued by The Equitable Life Assurance Society of the United States. You should read this Supplement in conjunction with the Product Prospectus and retain them for future reference. Unless otherwise indicated, all other information included in the Product Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Product Prospectuses.


1. References to the new advisers listed below replace references to the previous advisers listed below in the variable annuity product prospectuses set forth under "Portfolios of the Trusts" and in the variable life product prospectuses set forth under "Investment options within your policy."




------------------------------------------------------------------------------------------------
Portfolio                       Previous Adviser                 New Adviser
------------------------------------------------------------------------------------------------
EQ/International Equity Index   Deutsche Asset Management Inc.   Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------
EQ/Small Company Index          Deutsche Asset Management Inc.   Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------

           The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                               New York, NY 10104


                                                                          x00512